Summary of Significant Accounting Policies - Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the year	¥ 15,784	¥ 15,361	¥ 28,025
Current period provision for (reversal of) expected credit losses	1,394	4,036	(1,378)
Write-offs	(4,924)	(3,613)	(11,286)
Balance at the end of the year	¥ 12,254	¥ 15,784	¥ 15,361